Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (55,589)		$ (10,990)		$ (11,755)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	364		374		239
Unrealized loss on digital assets	30,307	[1]
Non-cash finance expenses (income), net	2,509		446		(206)
Net changes in operating lease assets and liabilities	87		(97)		(148)
Loss on property, plant and equipment disposals	453	[1]
Share-based compensation	6,701	[1]	369	[1]	(219)
Changes in operating assets and liabilities:
Prepaid expenses	(107)		(165)		(137)
Other assets	(1,450)		134		(26)
Inventory	2,479		847		(1,117)
Accounts payable	(156)		(232)		64
Other payables and accrued expenses	1,020		(500)		1,028
Short-term employee benefits	(402)		(114)		45
Net cash used in operating activities	(13,784)		(9,928)		(12,232)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Digital assets	(121,935)
Restricted deposits			226		(224)
Short term deposits			(3,500)
Decrease in short term deposits			3,500
Grants received for property, plant and equipment					250
Purchase of property and equipment	(93)		(67)		(1,365)
Net cash provided by (used in) investing activities	(122,028)		159		(1,339)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares, warrants and pre-funded warrants	155,439		7,699
Issuance costs	(2,709)		(148)
Proceeds from issuance of promissory notes			2,870
Repayments of promissory notes	(929)
Repayments of promissory notes to related party	(2,271)
Proceeds from issuance of warrants liability	4,998		306
Net cash provided by financing activities	154,528		10,727
Effect of change in exchange on cash and cash equivalents balances in foreign currencies	814		128		(550)
Net change in cash and cash equivalents and restricted deposits	19,530		1,086		(14,121)
Cash and cash equivalents and restricted deposits at beginning of year	7,758		6,672		20,793
Cash and cash equivalents and restricted deposits at end of year	27,288		7,758		6,672
Supplemental disclosure of cash flow information
Shares issued for SEPA financing			100
Lease liabilities arising from obtaining right-of-use assets					55
Modification of lease contract			116
Classification of inventory to property and equipment					195
Classification of property and equipment to inventory			342
Classification of liability classified share-based compensation awards to equity			302
Reclassification of liability classified public warrants to equity	$ 7,754

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.